REPORTING ENTITY - Sale of BAC Holding - Summary of discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income calculated using the effective interest method
Loan portfolio			$ 26,534,115	$ 17,559,516	$ 11,882,144
Investments in debt securities			2,385,289	1,843,516	909,265
Total interest income			28,919,404	19,403,032	12,791,409
Interest expense
Checking accounts			(253,043)	(159,114)	(62,378)
Savings accounts			(5,953,426)	(3,555,844)	(875,439)
Time deposits			(9,944,424)	(4,040,232)	(1,700,128)
Interest expense on deposits from customers			(16,214,226)	(7,756,432)	(2,637,945)
Financial obligations
Interbank borrowings and overnight funds			(1,856,263)	(678,114)	(162,455)
Borrowings from banks and similar			(1,601,927)	(739,803)	(401,742)
Bonds issued			(2,159,948)	(2,092,843)	(1,368,660)
Total Financial obligations			(6,418,204)	(3,907,963)	(2,022,885)
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable			(4,751,039)	(3,120,403)	(3,192,335)
Other financial assets			12,871	(16,723)	(660)
Recovery of charged-off financial assets			555,774	643,978	471,912
Net impairment loss on financial assets			(4,182,394)	(2,493,148)	(2,721,083)
Net interest income, after impairment losses			2,104,580	5,245,489	5,409,496
Income from commissions and fees			4,356,336	3,874,439	3,795,929
Expenses from commissions and fees			(1,003,813)	(970,676)	(731,742)
Net income from commissions and fees			3,352,523	2,903,763	3,064,187
Net trading (loss) income			(916,049)	1,559,626	922,281
Other expenses			(8,346,454)	(7,409,783)	(6,790,056)
Net income before tax expense			3,487,550	6,274,371	6,364,618
Net reclassifications of Other Comprehensive Income			$ 458,930	(2,752,028)	532,019
Net income from discontinued operations, net of tax				866,166	1,627,312
Net income for the year attributable to:
Owners of the parent				593,990	1,118,556
Non-controlling interests				272,176	508,756
Net income from discontinued operations, net of tax				$ 866,166	$ 1,627,312
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67	$ 50.20
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67	$ 50.20
BAC Holding International Corp
Interest income calculated using the effective interest method
Loan portfolio				$ 1,684,995
Investments in debt securities				164,424
Total interest income				1,849,419
Interest expense
Checking accounts				(47,739)
Savings accounts				(53,608)
Time deposits				(324,670)
Interest expense on deposits from customers				(426,017)
Financial obligations
Interbank borrowings and overnight funds				(253)
Borrowings from banks and similar				(66,621)
Bonds issued				(61,195)
Total Financial obligations				(128,069)
Net interest income				1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable				(264,926)
Other financial assets				(2,850)
Net impairment loss on financial assets				(267,776)
Net interest income, after impairment losses				1,027,557
Income from commissions and fees				753,523
Expenses from commissions and fees				(30,396)
Net income from commissions and fees				723,127
Net trading (loss) income				953
Other income				543,073
Other expenses				(2,633,765)
Net income before tax expense				(339,055)
Income tax expense				(224,104)
Net income (loss) from discontinued operations				(563,159)
Net reclassifications of Other Comprehensive Income				1,429,325
Net income from discontinued operations, net of tax				866,166
Net income for the year attributable to:
Owners of the parent				593,990
Non-controlling interests				272,177
Net income from discontinued operations, net of tax				$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ 25.67
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Interest income calculated using the effective interest method
Loan portfolio		$ 1,684,995
Investments in debt securities		164,424
Total interest income		1,849,419
Interest expense
Checking accounts		(47,739)
Savings accounts		(53,608)
Time deposits		(324,670)
Interest expense on deposits from customers		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)
Borrowings from banks and similar		(66,621)
Bonds issued		(61,195)
Total Financial obligations		(128,069)
Net interest income		1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(264,926)
Other financial assets		(2,850)
Net impairment loss on financial assets		(267,776)
Net interest income, after impairment losses		1,027,557
Income from commissions and fees		753,523
Expenses from commissions and fees		(30,396)
Net income from commissions and fees		723,127
Net trading (loss) income		953
Other income		291,413
Other expenses		(1,274,056)
Net income before tax expense		768,994
Income tax expense		(224,104)
Net income (loss) from discontinued operations		544,890
Net reclassifications of Other Comprehensive Income		1,052,622
Net income from discontinued operations, net of tax		1,597,512
Net income for the year attributable to:
Owners of the parent		1,098,073
Non-controlling interests		499,439
Net income from discontinued operations, net of tax		$ 1,597,512
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Impairment (losses) recoveries on financial assets
Other income	$ 251,660
Other expenses	(1,359,709)
Net income before tax expense	(1,108,049)
Net income (loss) from discontinued operations	(1,108,049)			$ 796,550	$ 1,118,556
Net reclassifications of Other Comprehensive Income	376,703			1,429,325
Net income from discontinued operations, net of tax	(731,346)			866,166	1,118,556
Net income for the year attributable to:
Owners of the parent	(504,083)
Non-controlling interests	(227,262)
Net income from discontinued operations, net of tax	$ (731,346)			$ 866,166	$ 1,118,556
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)